Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Property and Equipment, Estimated Useful Lives

Depreciation and amortization is recognized using the straight-line method over the following estimated useful lives:

In-vehicle devices—installed	4–6 years
Computer equipment	3 years
Internal-use software	3 years
Furniture and fixtures	4–6 years
Leasehold improvements	Shorter of life of lease or estimated useful life